Basis of Presentation and Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Basis of Presentation and Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share for each class of common stock
	For the period from August 11, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(2,841,640)	$(1,381,893)

Denominator:
Basic and diluted weighted average common shares outstanding	5,911,972	2,875,000
Basic and diluted net loss per common share	$(0.48)	$(0.48)

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021		For the Period from August 11 (Inception) to September 30, 2020

	Class A	Class B	Class A	Class B	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$479,385	$65,102	$(420,345)	$(87,867)	$(2,065)
Denominator:
Basic and diluted weighted average common shares outstanding	27,600,000	3,066,666	26,184,615	3,046,153
Basic and diluted net income (loss) per common share	$0.04	$0.04	$(0.04)	$(0.04)	$—

Schedule of financial statement
	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 19, 2020 (audited)
Warrant liabilities	$—	$5,157,000	$5,157,000
Class A common stock subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Class A common stock	79	52	131
Additional paid-in capital	5,004,204	191,060	5,195,264
Accumulated deficit	(4,608)	(191,112)	(195,720)

Balance sheet as of December 31, 2020 (audited)
Warrant liabilities	$—	$9,040,670	$9,040,670
Class A common stock subject to possible redemption	106,882,750	(9,040,670)	97,842,080
Class A common stock	81	91	172
Additional paid-in capital	5,148,390	4,074,691	9,223,081
Accumulated deficit	(148,751)	(4,074,782)	(4,223,533)

Statement of Operations for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$3,883,670	$3,883,670
Offering expense associated with warrant liabilities	—	191,112	191,112
Net loss	(148,751)	(4,074,782)	(4,223,533)
Basic and diluted net loss per share, Class B common stock	(0.06)	(1.42)	(1.48)

Statement of Cash Flows for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(148,751)	$(4,074,782)	$(4,223,533)
Offering costs allocable to warrant liabilities	—	191,112	191,112
Change in fair value of warrant liabilities	—	3,883,670	3,883,670
Initial classification of Class A common shares subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Change in value of Class A common shares subject to possible redemption	(221,870)	(3,883,670)	(4,105,540)
Balance sheet as of October 19, 2020 (audited)	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Total assets	$116,390,976	—	$116,390,976
Total liabilities	$9,443,350	—	$9,443,350
Class A common stock subject to possible redemption	101,947,620	13,052,380	115,000,000
Preferred stock	—	—	—
Class A common stock	131	(131)	—
Class B common stock	331	—	331
Additional paid-in capital	5,195,264	(5,195,264)	—
Accumulated deficit	(195,720)	(7,856,985)	(8,052,705)
Total stockholders’ equity (deficit)	$5,000,006	$(13,052,380)	$(8,052,374)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$116,390,976	$—	$116,390,976
Balance sheet as of December 31, 2020 (audited)	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Total assets	$116,067,608	—	$116,067,608
Total liabilities	$13,225,520	—	$13,225,520
Class A common stock subject to possible redemption	97,842,080	17,157,920	115,000,000
Preferred stock	—	—	—
Class A common stock	172	(172)	—
Class B common stock	288	—	288
Additional paid-in capital	9,223,081	(9,223,081)	—
Accumulated deficit	(4,223,533)	(7,934,667)	(12,158,200)
Total stockholders’ equity (deficit)	$5,000,008	$(17,157,920)	$(12,157,912)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$116,067,608	$—	$116,067,608
For the Period From August 11, 2020 (Inception) Through December 31, 2020	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$101,947,620	$(101,947,620)	$—
Change in value of Class A common stock subject to possible redemption	$(4,105,540)	$4,105,540	$—
	Net Loss Per Share
For the Period From August 11, 2020 (Inception) Through December 31, 2020	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Net loss	$(4,223,533)	$—	$(4,223,533)
Weighted average shares outstanding – Class A common stock	11,500,000	(5,588,028)	5,911,972
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.48)	$(0.48)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(1.48)	$1.00	$(0.48)

	As Previously Reported	Adjustments	As Restated
Balance sheet as of March 31, 2021 (unaudited)
Total assets	$115,725,964	—	$115,725,964
Total liabilities	$10,894,008	—	$10,894,008
Class A common stock subject to possible redemption	99,831,950	15,168,050	115,000,000
Preferred stock	—	—	—
Class A common stock	152	(152)	—
Class B common stock	288	—	288
Additional paid-in capital	7,233,231	(7,233,231)	—
Accumulated deficit	(2,233,665)	(7,934,667)	(10,168,332)
Total stockholders’ equity (deficit)	$5,000,006	$(15,168,050)	$(10,168,044)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,725,964	$—	$115,725,964
	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2021 (unaudited)
Total assets	$115,464,516	—	$115,464,516
Total liabilities	$13,675,127	—	$13,675,127
Class A common stock subject to possible redemption	96,789,380	18,210,620	115,000,000
Preferred stock	—	—	—
Class A common stock	182	(182)	—
Class B common stock	288	—	288
Additional paid-in capital	10,275,771	(10,275,771)	—
Accumulated deficit	(5,276,232)	(7,934,667)	(13,210,899)
Total stockholders’ equity (deficit)	$5,000,009	$(18,210,620)	$(13,210,611)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,464,516	$—	$115,464,516

Schedule of supplemental disclosure of noncash financing activities
	As Previously Reported	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$1,989,870	$(1,989,870)	$—
	As Previously Reported	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$(1,052,700)	$1,052,700	$—

Schedule of weighted average shares outstanding and basic and diluted net income (loss) per common share
	Net Income Per Share
	As Reported	Adjustment	As Restated
Three Months Ended March 31, 2021 (Unaudited)
Net income	$1,989,868	$—	$1,989,868
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net income per share – Class A common stock	$0.00	$0.14	$0.14
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net income per share – Class B common stock	$0.69	$(0.55)	$0.14
	Net Loss Per Share
	As Reported	Adjustment	As Restated
Three Months Ended June 30, 2021 (Unaudited)
Net loss	$(3,042,567)	$—	$(3,042,567)
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.21)	$(0.21)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(1.06)	$0.85	$(0.21)
	Net Loss Per Share
	As Reported	Adjustment	As Restated
Six Months Ended June 30, 2021 (Unaudited)
Net loss	$(1,052,699)	$—	$(1,052,699)
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.07)	$(0.07)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(0.37)	$0.30	$(0.07)

DocGo Inc. and Subsidiaries [Member]
Basis of Presentation and Significant Accounting Policies (Tables) [Line Items]
Summary of estimated useful live
Asset Category	Estimated Useful Lives
Buildings	39 years
Office equipment and furniture	3 years
Vehicles	5 – 8 years
Medical equipment	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Schedule of revenue disaggregated
	Years Ended December 31,
	2021	2020
Primary Geographical Markets
United States	$309,218,594	$88,362,445
United Kingdom	9,499,986	5,728,213
Total revenue	$318,718,580	$94,090,658
Major Segments/Service Lines
Transportation Services	$84,268,817	$63,188,855
Mobile Health	234,449,763	30,901,803
Total revenue	$318,718,580	$94,090,658